MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
LETTER TO THE SHAREHOLDERS March 31, 2001
                                                         Two World Trade Center,
                                                        New York, New York 10048

DEAR SHAREHOLDER:

The six-month period ended March 31, 2001, was particularly difficult for small- and mid-cap growth investors. In October, U.S. equity markets became increasingly concerned about a potential recession and its corresponding negative effects on corporate profits and earnings. Preannouncements of earnings disappointments by several prominent technology and financial-services companies in late 2000 resulted in a further deterioration of the financial climate. Also weighing on the market were concerns about a possible slowdown in capital spending, as well as uncertainty about the outcome of the presidential election. Sectors whose earnings are not sensitive to the economy, such as food, tobacco and utilities, showed positive performance during the latter part of 2000, as did early-cycle sectors (e.g., brokerages, consumer financials and asset managers) that were widely expected to benefit from an anticipated Federal Reserve Board rate easing. Telecommunications services and technology were the worst-performing sectors, reflecting tax selling, a slowdown in capital spending and the inability of emerging telecommunications service providers to access additional capital.

As the Fed moved to cut interest rates in early January, the market reversed course and telecommunications services and technology stocks rallied sharply. Defensive sectors, including utilities and health-care services, sold off amid hopes that the Fed would move swiftly to avoid a recession. In late January the market again sold off on fears of continued economic weakness and associated earnings disappointments. By late March, the market's decline met the traditional definition of a bear market, with most major indexes off 20 percent or more from the peaks they reached a year earlier. Hardest hit was the Nasdaq composite index, which at the end of March was down 64 percent from its peak a year earlier.


PERFORMANCE AND PORTFOLIO STRATEGY

For the six-month period ended March 31, 2001, Morgan Stanley Dean Witter Developing Growth Securities Trust's Class B shares posted a total

MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
LETTER TO THE SHAREHOLDERS March 31, 2001, continued

return of -34.94 percent versus -12.01 percent for the Russell 2500 Index(1) and -12.96 percent for the Russell 2000 Index.(2) For the same period, the Fund's Class A, C and D shares returned -34.65 percent, -34.94 percent and -34.65 percent, respectively. Performance of the Fund's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

The Fund's underperformance relative to its benchmark index was primarily the result of its overweighted position in growth stocks. Throughout the reporting period, value-oriented issues significantly outperformed growth stocks, with the technology, biotechnology and telecommunication sectors being the hardest hit. The Fund's higher-than-average cash position entering the fourth quarter and its allocations to such stable growth sectors as health care, consumer services and heavy industry partially offset some of the negative returns earned by its other holdings.

At the end of the period, the Fund's investment strategy was tilted toward stable-growth issues. After increasing its exposure to technology in early January, the Fund reduced this stake in mid-February. This reduction in technology holdings resulted in increases for such stable-growth areas as health care, financials, utilities, consumer issues and aerospace. Even within the more-aggressive growth sectors, the Fund emphasized stable growers. In technology, for example, the Fund emphasized such subsectors as software and services, which are considered more stable than cyclical. Within health care, biotechnology stocks were de-emphasized in favor of specialty pharmaceuticals and health-care services.

The Fund's top holdings on March 31, 2001, were Viasat, Priority Healthcare, Insituform Technologies, Cross Timbers Oil, Laboratory Corp. of America, Renaissance RE Holdings, Cabot Oil & Gas, Cytyc, Precision Castparts and Lincare Holdings.


LOOKING AHEAD

While we believe the equity market's sluggishness may continue in the short term, the markets and the economy have historically responded quite favorably to the Fed's easing of key interest rates. We believe this time will be no different. As the market anticipates signs of an earnings recovery, we are fully prepared to reposition the Fund back into aggressive-growth stocks. Until then, we are approaching the current investment environment with both caution and optimism.


---------------
(1) The Russell 2500 Index measures the performance of the 2500 smallest companies in the Russell 3000 Index. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
(2) The Russell 2000 Index is a capitalization-weighted index that comprises the 2000 smallest stocks included in the Russell 3000 Index. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
LETTER TO THE SHAREHOLDERS March 31, 2001, continued

We appreciate your ongoing support of Morgan Stanley Dean Witter Developing Growth Securities Trust and look forward to continuing to serve your investment needs.


Very truly yours,


/s/ Charles A. Fiumefreddo                  /s/ Mitchell M. Merin

CHARLES A. FIUMEFREDDO                      MITCHELL M. MERIN
Chairman of the Board                       President

MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES
FUND PERFORMANCE March 31, 2001

                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

                     CLASS A SHARES*
--------------------------------------------------------------------------------
PERIOD ENDED 3/31/01
---------------------------
1 Year                        (48.48)%(1)    (51.18)%(2)
Since Inception (7/28/97)       7.66 %(1)      6.09 %(2)


                     CLASS B SHARES**
--------------------------------------------------------------------------------
PERIOD ENDED 3/31/01
---------------------
1 Year                        (48.90)%(1)    (50.78)%(2)
5 Years                         8.27 %(1)      8.06 %(2)
10 Years                       12.75 %(1)     12.75 %(2)

                     CLASS C SHARES+
--------------------------------------------------------------------------------
PERIOD ENDED 3/31/01
---------------------------
1 Year                        (48.90)%(1)    (49.27)%(2)
Since Inception (7/28/97)       6.86 %(1)      6.86 %(2)


                     CLASS D SHARES++
--------------------------------------------------------------------------------
PERIOD ENDED 3/31/01
---------------------------
1 Year                         (48.41)%(1)
Since Inception (7/28/97)        7.88 %(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST.

---------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

*    The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

+ The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.

++   Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
PORTFOLIO OF INVESTMENTS March 31, 2001 (unaudited)




    NUMBER OF
      SHARES                                                      VALUE
-----------------                                             ------------
                    COMMON STOCKS (97.7%)
                    Advertising/Marketing Services (1.1%)
212,400             Lamar Advertising Co.* ................   $  7,805,700
                                                              ------------
                    Aerospace & Defense (3.4%)
210,300             Aeroflex Inc.* ........................      2,168,719
 55,300             Alliant Techsystems, Inc.* ............      4,896,815
278,400             BE Aerospace, Inc.* ...................      5,115,600
 87,000             Embraer - Empresa Brasileira de
                    Aeronautica S.A. (ADR)
                    (Brazil) ..............................      3,297,300
 60,600             L-3 Communications Holdings,
                    Inc.* .................................      4,784,370
189,800             Titan Corp. (The)* ....................      3,410,706
                                                              ------------
                                                                23,673,510
                                                              ------------
                    Air Freight/Couriers (0.5%)
 75,500             Expeditors International of
                    Washington, Inc. ......................      3,808,031
                                                              ------------
                    Alternative Power Generation (0.6%)
 81,200             Calpine Corp.* ........................      4,471,684
                                                              ------------
                    Apparel/Footwear (1.1%)
118,900             Coach, Inc.* ..........................      3,437,399
173,200             Reebok International Ltd.* ............      4,305,752
                                                              ------------
                                                                 7,743,151
                                                              ------------
                    Biotechnology (1.1%)
 67,800             IDEC Pharmaceuticals Corp.* ...........      2,712,000
175,500             ImmunoGen, Inc.* ......................      2,347,312
125,600             Titan Pharmaceuticals, Inc.* ..........      2,788,320
                                                              ------------
                                                                 7,847,632
                                                              ------------
                    Broadcasting (1.8%)
462,700             Radio One, Inc. (Class A)* ............      8,126,169
179,800             USA Networks, Inc.* ...................      4,303,962
                                                              ------------
                                                                12,430,131
                                                              ------------
                    Building Products (0.5%)
 61,600             American Standard Companies,
                    Inc.* .................................      3,638,712
                                                              ------------
                    Cable/Satellite TV (1.8%)
 87,700             Cablevision Systems Corp.
                    (Class A)* ............................      6,170,572
 43,850             Cablevision Systems Corp. -
                    Rainbow Media Corp.* ..................      1,140,100
271,600             Mediacom Communications
                    Corp.* ................................      5,313,175
                                                              ------------
                                                                12,623,847
                                                              ------------
                    Casino/Gaming (1.0%)
186,300             GTECH Holdings Corp.* .................      5,076,675
 83,400             MGM Mirage Inc.* ......................      2,093,340
                                                              ------------
                                                                 7,170,015
                                                              ------------


    NUMBER OF
      SHARES                                                      VALUE
-----------------                                             -------------
                    Chemicals: Specialty (0.5%)
 78,900             Sigma-Aldrich Corp. ...................   $  3,777,337
                                                              ------------
                    Computer Communications (1.0%)
175,000             Extreme Networks, Inc.* ...............      2,661,750
214,800             Finisar Corp.* ........................      2,060,737
 94,800             McDATA Corp. (Class B)* ...............      2,149,294
                                                              ------------
                                                                 6,871,781
                                                              ------------
                    Computer Peripherals (1.1%)
237,100             Avid Technology, Inc.* ................      3,171,212
108,600             QLogic Corp.* .........................      2,443,500
 58,900             Symbol Technologies, Inc. .............      2,055,610
                                                              ------------
                                                                 7,670,322
                                                              ------------
                    Contract Drilling (1.0%)
120,700             Global Marine, Inc.* ..................      3,089,920
 75,800             Nabors Industries, Inc.* ..............      3,929,472
                                                              ------------
                                                                 7,019,392
                                                              ------------
                    Data Processing Services (0.9%)
 46,800             Amdocs Ltd.* ..........................      2,241,720
 87,600             Fiserv, Inc.* .........................      3,936,525
                                                              ------------
                                                                 6,178,245
                                                              ------------
                    Department Stores (0.7%)
 73,400             Neiman Marcus Group, Inc. (The)
                    (Class A)* ............................      2,392,840
156,000             Penney (J.C.) Co., Inc. ...............      2,494,440
                                                              ------------
                                                                 4,887,280
                                                              ------------
                    Discount Stores (0.7%)
103,700             BJ's Wholesale Club, Inc.* ............      4,962,045
                                                              ------------
                    Drugstore Chains (1.8%)
121,000             CVS Corp. .............................      7,077,290
162,200             Duane Reade, Inc.* ....................      5,628,340
                                                              ------------
                                                                12,705,630
                                                              ------------
                    Electric Utilities (1.4%)
104,600             Mirant Corp.* .........................      3,713,300
214,600             Xcel Energy, Inc. .....................      6,461,606
                                                              ------------
                                                                10,174,906
                                                              ------------
                    Electrical Products (1.0%)
242,200             C&D Technologies, Inc. ................      6,684,720
                                                              ------------
                    Electronic Components (1.3%)
158,600             Anaren Microwave Inc.* ................      1,992,412
 38,900             NVIDIA Corp.* .........................      2,525,461
520,000             Read Rite Corp.* ......................      4,310,800
                                                              ------------
                                                                 8,828,673
                                                              ------------
                    Electronic Equipment/Instruments (2.5%)
105,800             Exfo Electro-Optical Engineering
                    Inc. (Canada)* ........................      2,572,262
104,100             Gemstar-TV Guide International,
                    Inc.* .................................      2,992,875

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
PORTFOLIO OF INVESTMENTS March 31, 2001 (unaudited) continued




    NUMBER OF
      SHARES                                                      VALUE
-----------------                                             -------------
 71,200             PerkinElmer, Inc. ....................   $  3,734,440
177,000             SCI Systems, Inc.* ...................      3,221,400
128,300             Sensormatic Electronics Corp.* .......      2,437,700
 59,800             Waters Corp.* ........................      2,777,710
                                                             ------------
                                                               17,736,387
                                                             ------------
                    Electronic Production
                    Equipment (1.1%)
 59,800             KLA-Tencor Corp.* ....................      2,354,625
167,000             Mentor Graphics Corp.* ...............      3,444,375
 47,300             Synopsys, Inc.* ......................      2,220,144
                                                             ------------
                                                                8,019,144
                                                             ------------
                    Electronics/Appliance Stores (1.1%)
 96,600             RadioShack Corp. .....................      3,544,254
175,900             Ultimate Electronics Inc.* ...........      4,397,500
                                                             ------------
                                                                7,941,754
                                                             ------------
                    Engineering & Construction (2.3%)
399,800             Insituform Technologies, Inc.
                    (Class A)* ...........................     13,043,475
137,100             Quanta Services, Inc.* ...............      3,060,072
                                                             ------------
                                                               16,103,547
                                                             ------------
                    Environmental Services (1.1%)
211,800             Allied Waste Industries, Inc.* .......      3,321,024
157,600             Waste Connections, Inc.* .............      4,540,850
                                                             ------------
                                                                7,861,874
                                                             ------------
                    Financial Conglomerates (0.5%)
 58,600             Investors Financial Services Corp.          3,435,425
                                                             ------------
                    Financial Publishing/Services (1.1%)
103,400             SEI Investments Co. ..................      3,224,787
 86,200             SunGard Data Systems Inc.* ...........      4,243,626
                                                             ------------
                                                                7,468,413
                                                             ------------
                    Food: Meat/Fish/Dairy (1.0%)
123,800             Dreyer's Grand Ice Cream, Inc. .......      3,211,062
123,300             Smithfield Foods, Inc.* ..............      4,007,250
                                                             ------------
                                                                7,218,312
                                                             ------------
                    Gas Distributors (0.6%)
 75,500             Kinder Morgan, Inc. ..................      4,016,600
                                                             ------------
                    Hospital/Nursing
                    Management (4.7%)
101,700             Community Health Care* ...............      2,898,450
517,400             Health Management Associates,
                    Inc. (Class A)* ......................      8,045,570
128,200             LifePoint Hospitals, Inc.* ...........      4,583,150
204,000             Manor Care, Inc.* ....................      4,161,600
172,300             Province Healthcare Co.* .............      5,244,381
179,900             Tenet Healthcare Corp.* ..............      7,915,600
                                                             ------------
                                                               32,848,751
                                                             ------------


    NUMBER OF
      SHARES                                                      VALUE
-----------------                                             -------------
                    Hotels/Resorts/Cruiselines (0.4%)
127,500             Royal Caribbean Cruises Ltd. .........   $  2,938,875
                                                             ------------
                    Information Technology Services (0.2%)
148,200             Documentum, Inc.* ....................      1,630,200
                                                             ------------
                    Internet Software/Services (2.9%)
230,700             Digex, Inc.* .........................      3,215,381
135,900             Embarcadero Technologies, Inc.* ......      2,259,337
475,900             Exodus Communications, Inc.* .........      5,115,925
253,300             Interwoven, Inc.* ....................      2,548,831
114,500             Openwave Systems Inc.* ...............      2,271,680
380,400             SonicWALL, Inc.* .....................      4,636,125
                                                             ------------
                                                               20,047,279
                                                             ------------
                    Managed Health Care (0.6%)
153,600             Oxford Health Plans, Inc.* ...........      4,108,800
                                                             ------------
                    Marine Shipping (0.5%)
 84,900             Tidewater, Inc. ......................      3,837,480
                                                             ------------
                    Medical Distributors (3.1%)
145,900             AmeriSource Health Corp.
                    (Class A)* ...........................      7,156,395
390,100             Priority Healthcare Corp.
                    (Class B)* ...........................     14,726,275
                                                             ------------
                                                               21,882,670
                                                             ------------
                    Medical Specialties (5.0%)
 92,300             ALZA Corp. * .........................      3,738,150
590,100             Cytyc Corp.* .........................      9,736,650
146,000             ResMed, Inc.* ........................      5,898,400
 85,700             St. Jude Medical, Inc.* ..............      4,614,945
 66,400             Stryker Corp. ........................      3,469,400
214,700             Zoll Medical Corp.* ..................      7,487,663
                                                             ------------
                                                               34,945,208
                                                             ------------
                    Medical/Nursing Services (1.9%)
255,900             DaVita, Inc.* ........................      4,345,182
165,200             Lincare Holdings, Inc.* ..............      8,745,275
                                                             ------------
                                                               13,090,457
                                                             ------------
                    Metal Fabrications (2.1%)
284,500             Precision Castparts Corp. ............      9,402,725
112,300             Shaw Group Inc. (The)* ...............      5,245,533
                                                             ------------
                                                               14,648,258
                                                             ------------
                    Miscellaneous Commercial
                    Services (1.4%)
141,600             Concord EFS, Inc.* ...................      5,770,200
489,400             Prosoft Training.com* ................      3,854,025
                                                             ------------
                                                                9,624,225
                                                             ------------
                    Miscellaneous Manufacturing (1.5%)
186,900             Mettler-Toledo International Inc.*          7,692,804
123,700             Thermo Electron Corp.* ...............      2,780,776
                                                             ------------
                                                               10,473,580
                                                             ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
PORTFOLIO OF INVESTMENTS March 31, 2001 (unaudited) continued




    NUMBER OF
      SHARES                                                      VALUE
-----------------                                             -------------
                    Movies/Entertainment (0.6%)
    227,000         Crown Media Holdings, Inc.
                    (Class A)* ............................   $  4,313,000
                                                              ------------
                    Oil & Gas Pipelines (0.3%)
     35,100         Dynegy, Inc. (Class A) ................      1,790,451
                                                              ------------
                    Oil & Gas Production (4.4%)
    387,300         Cabot Oil & Gas Corp. (Class A) .......     10,457,100
    488,000         Chesapeake Energy Corp.* ..............      4,318,800
    473,250         Cross Timbers Oil Co. (Class A)
                    (Pref.) ...............................     11,712,938
     97,300         Spinnaker Exploration Co.* ............      4,252,010
                                                              ------------
                                                                30,740,848
                                                              ------------
                    Oilfield Services/Equipment (2.1%)
     84,800         Hanover Compressor Co.* ...............      2,688,160
    107,300         National-Oilwell, Inc.* ...............      3,715,799
    160,200         Offshore Logistics, Inc.* .............      3,974,963
    226,800         Seitel, Inc.* .........................      4,218,480
                                                              ------------
                                                                14,597,402
                                                              ------------
                    Other Consumer Services (1.4%)
    129,600         Apollo Group, Inc. (Class A)* .........      4,252,500
    149,200         Homestore.com, Inc.* ..................      3,543,500
    219,400         Ticketmaster (Class B)* ...............      1,988,313
                                                              ------------
                                                                 9,784,313
                                                              ------------
                    Packaged Software (3.6%)
    240,800         BMC Software, Inc.* ...................      5,177,200
    237,900         Cadence Design Systems, Inc.* .........      4,398,771
     63,600         Macrovision Corp.* ....................      2,770,575
    156,900         Peregine Systems, Inc.* ...............      3,059,550
    118,600         Precise Software Solutions Ltd.* ......      1,793,825
    201,800         Rational Software Corp.* ..............      3,581,950
    171,000         Synplicity, Inc.* .....................      2,361,938
    111,100         Ulticom, Inc.* ........................      2,048,406
                                                              ------------
                                                                25,192,215
                                                              ------------
                    Personnel Services (0.5%)
    177,900         On Assignment, Inc.* ..................      3,713,663
                                                              ------------
                    Pharmaceuticals: Generic
                    Drugs (0.7%)
     84,200         Barr Laboratories, Inc.* ..............      4,813,714
                                                              ------------
                    Pharmaceuticals: Other (2.3%)
     72,100         Allergan, Inc. ........................      5,346,215
    165,419         Biovail Corp. (Canada)* ...............      5,976,588
     82,600         Forest Laboratories, Inc.* ............      4,893,224
                                                              ------------
                                                                16,216,027
                                                              ------------
                    Property - Casualty Insurers (2.3%)
     81,600         Everest Re Group, Ltd. (Bermuda)             5,428,032
    149,700         RenaissanceRe Holdings Ltd.
                    (Bermuda) .............................     10,480,497
                                                              ------------
                                                                15,908,529
                                                              ------------


    NUMBER OF
      SHARES                                                      VALUE
-----------------                                             -------------
                    Publishing: Books/Magazines (0.5%)
     92,000         Scholastic Corp.* .....................   $  3,317,750
                                                              ------------
                    Railroads (1.3%)
    119,400         Canadian Pacific Ltd. (Canada) ........      4,381,980
    285,000         Wisconsin Central Transportation
                    Corp.* ................................      4,542,188
                                                              ------------
                                                                 8,924,168
                                                              ------------
                    Recreational Products (2.9%)
    158,000         Electronic Arts Inc.* .................      8,571,500
     97,100         International Game Technology* ........      4,888,985
    475,200         Take-Two Interactive Software,
                    Inc.* .................................      6,779,025
                                                              ------------
                                                                20,239,510
                                                              ------------
                    Restaurants (1.9%)
    201,800         AFC Enterprises, Inc.* ................      3,884,650
    102,200         California Pizza Kitchen, Inc.* .......      2,899,925
    147,500         Starbucks Corp.* ......................      6,259,531
                                                              ------------
                                                                13,044,106
                                                              ------------
                    Semiconductors (0.7%)
    203,700         MIPS Technologies, Inc.
                    (Class B)* ............................      4,685,100
                                                              ------------
                    Services to the Health
                    Industry (2.4%)
     63,800         Express Scripts, Inc. (Class A)* ......      5,530,184
     94,200         Laboratory Corp. of America
                    Holdings* .............................     11,327,550
                                                              ------------
                                                                16,857,734
                                                              ------------
                    Specialty Telecommunications (1.7%)
    494,100         FLAG Telecom Holdings Ltd.
                    (Bermuda)* ............................      2,655,788
    205,500         Focal Communications Corp.* ...........      1,932,984
    504,400         McLeodUSA Inc. (Class A)* .............      4,366,213
     79,400         Time Warner Telecom Inc.
                    (Class A)* ............................      2,888,175
                                                              ------------
                                                                11,843,160
                                                              ------------
                    Telecommunication
                    Equipment (4.2%)
    172,200         Andrew Corp.* .........................      2,475,375
    137,900         New Focus, Inc.* ......................      1,725,129
    122,900         Polycom, Inc.* ........................      1,520,888
    138,500         Powerwave Technologies, Inc.* .........      1,887,063
     88,200         Scientific-Atlanta, Inc. ..............      3,668,238
1,201,000           ViaSat, Inc.* .........................     18,165,125
                                                              ------------
                                                                29,441,818
                                                              ------------
                    Tobacco (1.1%)
  141,300           R. J. Nabisco Tobacco Holdings,
                    Inc. ..................................      7,926,930
                                                              ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
PORTFOLIO OF INVESTMENTS March 31, 2001 (unaudited) continued


    NUMBER OF
      SHARES                                                VALUE
-----------------                                       -------------
             Wireless Communications (2.9%)
167,200      AirGate PCS, Inc.* .....................   $  6,290,900
 20,300      Microcell Telecommunications Inc.
             (Canada)* ..............................        225,838
189,600      TeleCorp PCS, Inc. (Class A)* ..........      2,855,850
806,600      UbiquiTel, Inc.* .......................      4,637,950
157,900      Western Wireless Corp. (Class A)*             6,414,688
                                                        ------------
                                                          20,425,226
                                                        ------------
             TOTAL COMMON STOCKS
             (Cost $760,324,106) ....................    684,625,647
                                                        ------------


 PRINCIPAL
 AMOUNT IN
 THOUSANDS
----------
             CONVERTIBLE BOND (0.2%)
             Telecommunication Equipment
$ 1,260      Cyras Systems, Inc. - 144A**
             4.50% due 08/15/05 (Cost
             $1,260,000) .......................      1,417,500
                                                      ---------
             SHORT-TERM INVESTMENTS (2.7%)
             REPURCHASE AGREEMENTS
 17,036      Joint repurchase agreement
             account 5.30% due 04/02/01
             (dated 03/30/01; proceeds
             $17,043,526) (a) ..................     17,036,000
  1,895      The Bank of New York 5.125%
             due 04/02/01 (dated 03/30/01;
             proceeds $1,896,130) (b) ..........      1,895,320
                                                   ------------
             TOTAL SHORT-TERM INVESTMENTS
             (Cost $18,931,320) ................     18,931,320
                                                   ------------



                                                       VALUE
                                                  ---------------
TOTAL INVESTMENTS
(Cost $780,515,426) (c) .........       100.6%     $704,974,467
LIABILITIES IN EXCESS OF OTHER
ASSETS ..........................        (0.6)       (4,395,230)
                                        -----      ------------
NET ASSETS ......................       100.0%     $700,579,237
                                        =====      ============

--------------------------------
ADR  American Depository Receipt.

*    Non-income producing security.

**   Resale is restricted to qualified institutional investors.

(a)  Collateralized by Federal Agency and U.S. Treasury obligations.

(b) Collateralized by $1,913,310 Federal Home Loan Banks 6.75% due 02/01/02 valued at $1,933,295.

(c) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $60,278,277 and the aggregate gross unrealized depreciation is $135,819,236, resulting in net unrealized depreciation of $75,540,959.


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2001 (unaudited)


ASSETS:
Investments in securities, at value
  (cost $780,515,426).............................................   $704,974,467
Receivable for:
   Investments sold ..............................................      4,599,244
   Shares of beneficial interest sold ............................        909,902
   Dividends .....................................................        274,416
Prepaid expenses and other assets ................................        135,158
                                                                     -------------
   TOTAL ASSETS ..................................................    710,893,187
                                                                     -------------
LIABILITIES:
Payable for:
   Investments purchased .........................................      8,054,747
   Shares of beneficial interest repurchased .....................      1,230,000
   Plan of distribution fee ......................................        569,292
   Investment management fee .....................................        312,609
Accrued expenses and other payables ..............................        147,302
                                                                     -------------
   TOTAL LIABILITIES .............................................     10,313,950
                                                                     -------------
   NET ASSETS ....................................................   $700,579,237
                                                                     =============
COMPOSITION OF NET ASSETS:
Paid-in-capital ..................................................   $876,837,595
Net unrealized depreciation ......................................    (75,540,959)
Accumulated net investment loss ..................................     (3,009,167)
Accumulated net realized loss ....................................    (97,708,232)
                                                                     -------------
   NET ASSETS ....................................................   $700,579,237
                                                                     =============
CLASS A SHARES:
Net Assets .......................................................    $24,725,808
Shares Outstanding (unlimited authorized, $.01 par value).........      1,346,219
   NET ASSET VALUE PER SHARE .....................................         $18.37
                                                                            =====
   MAXIMUM OFFERING PRICE PER SHARE,
   (net asset value plus 5.54% of net asset value) ...............         $19.39
                                                                           ======
CLASS B SHARES:
Net Assets .......................................................   $608,677,803
Shares Outstanding (unlimited authorized, $.01 par value).........     34,590,543
   NET ASSET VALUE PER SHARE .....................................         $17.60
                                                                           ======
CLASS C SHARES:
Net Assets .......................................................    $10,366,116
Shares Outstanding (unlimited authorized, $.01 par value).........        587,813
   NET ASSET VALUE PER SHARE .....................................         $17.64
                                                                           ======
CLASS D SHARES:
Net Assets .......................................................    $56,809,510
Shares Outstanding (unlimited authorized, $.01 par value).........      3,055,259
   NET ASSET VALUE PER SHARE .....................................         $18.59
                                                                           ======

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF OPERATIONS
For the six months ended March 31, 2001 (unaudited)



NET INVESTMENT LOSS:
INCOME
Interest .................................................     $    4,129,572
Dividends (net of $1,647 foreign withholding tax).........            540,184
                                                               --------------
   TOTAL INCOME ..........................................          4,669,756
                                                               --------------
EXPENSES
Plan of distribution fee (Class A shares) ................             22,560
Plan of distribution fee (Class B shares) ................          4,214,565
Plan of distribution fee (Class C shares) ................             71,509
Investment management fee ................................          2,331,853
Transfer agent fees and expenses .........................            646,089
Registration fees ........................................             94,250
Custodian fees ...........................................             60,204
Shareholder reports and notices ..........................             42,592
Professional fees ........................................             32,415
Trustees' fees and expenses ..............................              8,885
Other ....................................................              6,644
                                                               --------------
   TOTAL EXPENSES ........................................          7,531,566
                                                               --------------
   NET INVESTMENT LOSS ...................................         (2,861,810)
                                                               --------------
NET REALIZED AND UNREALIZED LOSS:
Net realized loss ........................................        (89,251,309)
Net change in unrealized appreciation ....................       (305,160,919)
                                                               --------------
   NET LOSS ..............................................       (394,412,228)
                                                               --------------
NET DECREASE .............................................     $ (397,274,038)
                                                               ==============



                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS




                                                            FOR THE SIX         FOR THE YEAR
                                                           MONTHS ENDED            ENDED
                                                          MARCH 31, 2001     SEPTEMBER 30, 2000
                                                         ----------------   -------------------
                                                           (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss ..................................   $  (2,861,810)       $  (12,899,287)
Net realized gain (loss) .............................     (89,251,309)          287,755,083
Net change in unrealized appreciation ................    (305,160,919)           13,083,650
                                                         --------------       --------------
   NET INCREASE (DECREASE) ...........................    (397,274,038)          287,939,446
                                                         --------------       --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAIN:
Class A shares .......................................      (8,633,350)           (3,654,596)
Class B shares .......................................    (228,663,213)         (161,645,400)
Class C shares .......................................      (4,113,498)           (1,263,910)
Class D shares .......................................     (16,123,431)           (1,510,969)
                                                         --------------       --------------
   TOTAL DISTRIBUTIONS ...............................    (257,533,492)         (168,074,875)
                                                         --------------       --------------
Net increase from transactions in shares of beneficial
  interest ...........................................     171,559,383           266,972,801
                                                         --------------       --------------
   NET INCREASE (DECREASE) ...........................    (483,248,147)          386,837,372
NET ASSETS:
Beginning of period ..................................   1,183,827,384           796,990,012
                                                         --------------       --------------
   END OF PERIOD
   (Including accumulated net investment losses of
   $3,009,167 and $147,357, respectively).............   $ 700,579,237        $1,183,827,384
                                                         ==============       ==============


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS March 31, 2001 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Developing Growth Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital growth. The Fund was organized as a Massachusetts business trust on December 28, 1982 and commenced operations on April 29, 1983. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS - (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price; (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS March 31, 2001 (unaudited) continued

B. ACCOUNTING FOR INVESTMENTS - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. JOINT REPURCHASE AGREEMENT ACCOUNT - Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements for cash, or U.S. Treasury or Federal Agency obligations.

D. MULTIPLE CLASS ALLOCATIONS - Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FOREIGN CURRENCY TRANSLATION - The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

F. FORWARD FOREIGN CURRENCY CONTRACTS - The Fund may enter into forward contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G. FEDERAL INCOME TAX STATUS - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income

MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS March 31, 2001 (unaudited) continued

and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of the daily net assets not exceeding $500 million and 0.475% to the portion of the daily net assets exceeding $500 million.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of
Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $16,402,484 at March 31, 2001.

MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS March 31, 2001 (unaudited) continued

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended March 31, 2001, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.13% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended March 31, 2001, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $3,360, $324,708 and $5,110, respectively, and received $9,681, in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 2001 aggregated $1,194,795,313 and $998,188,823, respectively.

For the six months ended March 31, 2001, the Fund incurred $24,777 in brokerage commissions with Morgan Stanley DW Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

For the six months ended March 31, 2001, the Fund incurred brokerage commissions of $7,898 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended March 31, 2001 included in Trustees' fees and expenses in the Statement of Operations amounted to $2,952. At March 31, 2001, the Fund had an accrued pension liability of $46,873 which is included in accrued expenses in the Statement of Assets and Liabilities.

MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS March 31, 2001 (unaudited) continued

5. FEDERAL INCOME TAX STATUS

As of September 30, 2000, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.


6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:



                                               FOR THE SIX                      FOR THE YEAR
                                               MONTHS ENDED                        ENDED
                                              MARCH 31, 2001                 SEPTEMBER 30, 2000
                                     -------------------------------- --------------------------------
                                               (unaudited)
                                          SHARES          AMOUNT            SHARES          AMOUNT
                                     --------------- ----------------  --------------- ----------------
CLASS A SHARES
Sold ...............................     2,540,780    $   66,117,938       1,994,457    $   85,863,075
Reinvestment of distributions ......             -                 -          94,160         3,633,635
Redeemed ...........................    (2,360,664)      (62,720,260)     (1,407,453)      (61,472,121)
                                        ----------    --------------      ----------    --------------
Net increase - Class A .............       180,116         3,397,678         681,164        28,024,589
                                        ----------    --------------      ----------    --------------
CLASS B SHARES
Sold ...............................    12,626,117       295,522,521       9,500,562       402,163,034
Reinvestment of distributions ......             -                 -       4,024,083       151,909,148
Redeemed ...........................    (6,814,312)     (164,760,535)     (9,675,480)     (389,502,655)
                                        ----------    --------------      ----------    --------------
Net increase - Class B .............     5,811,805       130,761,986       3,849,165       164,569,527
                                        ----------    --------------      ----------    --------------
CLASS C SHARES
Sold ...............................       329,920         7,992,686         418,525        18,422,696
Reinvestment of distributions ......             -                 -          31,863         1,204,735
Redeemed ...........................      (204,798)       (4,563,312)       (140,469)       (5,783,453)
                                        ----------    --------------      ----------    --------------
Net increase - Class C .............       125,122         3,429,374         309,919        13,843,978
                                        ----------    --------------      ----------    --------------
CLASS D SHARES
Sold ...............................     2,739,294        72,896,999       2,740,754       112,718,938
Reinvestment of distributions ......             -                 -          33,389         1,297,173
Redeemed ...........................    (1,435,909)      (38,926,654)     (1,231,883)      (53,481,404)
                                        ----------    --------------      ----------    --------------
Net increase - Class D .............     1,303,385        33,970,345       1,542,260        60,534,707
                                        ----------    --------------      ----------    --------------
Net increase in Fund ...............     7,420,428    $  171,559,383       6,382,508    $  266,972,801
                                        ==========    ==============      ==========    ==============

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS


The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS March 31, 2001 (unaudited) continued

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.


At March 31, 2001, there were no outstanding forward contracts.

MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:



                                                                                     FOR THE YEAR ENDED SEPTEMBER 30,
                                                                          ------------------------------------------------------
                                                          FOR THE SIX
                                                          MONTHS ENDED
                                                         MARCH 31, 2001          2000               1999              1998
--------------------------------------------------------------------------------------------------------------------------------
                                                          (unaudited)
CLASS A SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ................      $ 37.74            $  31.44           $  20.38       $ 27.50
                                                           --------            --------           --------       -------
Income (loss) from investment operations:
 Net investment income (loss) .......................         0.02               (0.12)             (0.07)        (0.06)
 Net realized and unrealized gain (loss) ............       (11.25)              12.89              11.50         (4.75)
                                                           --------            --------           --------       -------
Total income (loss) from investment operations ......       (11.23)              12.77              11.43         (4.81)
                                                           --------            --------           --------       -------
Less distributions from net realized gain ...........        (8.14)              (6.47)             (0.37)        (2.31)
                                                           --------            --------           --------       -------
Net asset value, end of period ......................      $ 18.37            $  37.74           $  31.44       $ 20.38
                                                           ========            ========           ========       =======
TOTAL RETURN+ .......................................        (34.65)%(1)         40.16 %            56.81 %      (18.26)%
RATIOS TO AVERAGE NET ASSETS:
Expenses ............................................          0.80 %(2)(3)       0.85 %(3)          0.90 %(3)     0.94 %(3)
Net investment income (loss) ........................          0.18 %(2)(3)      (0.35)%(3)         (0.25)%(3)    (0.23)%(3)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .............      $ 24,726           $ 44,008           $ 15,246       $ 5,822
Portfolio turnover rate .............................           120 %(1)           184 %              172 %         178 %



                                                         FOR THE PERIOD
                                                         JULY 28, 1997*
                                                            THROUGH
                                                       SEPTEMBER 30, 1997
                                                      -------------------
CLASS A SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ................       $24.62
                                                            -------
Income (loss) from investment operations:
 Net investment income (loss) .......................        (0.02)
 Net realized and unrealized gain (loss) ............         2.90
                                                            -------
Total income (loss) from investment operations ......         2.88
                                                            -------
Less distributions from net realized gain ...........            -
                                                            -------
Net asset value, end of period ......................       $27.50
                                                            =======
TOTAL RETURN+ .......................................        11.70 %(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ............................................         0.99 %(2)
Net investment income (loss) ........................        (0.46)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .............       $  978
Portfolio turnover rate .............................          154 %

-------------
*    The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
FINANCIAL HIGHLIGHTS, continued



                                                            FOR THE SIX
                                                            MONTHS ENDED
                                                          MARCH 31, 2001++
                                                     -------------------------
                                                            (unaudited)
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...............           $ 36.70
                                                               --------
Income (loss) from investment operations:
 Net investment loss ...............................             (0.09)
 Net realized and unrealized gain (loss) ...........            (10.87)
                                                               --------
Total income (loss) from investment operations .....            (10.96)
                                                               --------
Less distributions from net realized gain ..........             (8.14)
                                                               --------
Net asset value, end of period .....................           $ 17.60
                                                               ========
TOTAL RETURN+ ......................................            (34.94)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ...........................................              1.67 %(2)(3)
Net investment loss ................................             (0.69)%(2)(3)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ............          $608,678
Portfolio turnover rate ............................               120 %(1)



                                                                        FOR THE YEAR ENDED SEPTEMBER 30,
                                                     ----------------------------------------------------------------------
                                                           2000++             1999++             1998++           1997*++
                                                     ------------------ ------------------ ------------------- ------------
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...............        $   30.90       $  20.19           $  27.46          $  27.71
                                                            ----------       --------           --------          --------
Income (loss) from investment operations:
 Net investment loss ...............................            (0.44)         (0.27)             (0.20)            (0.28)
 Net realized and unrealized gain (loss) ...........            12.71          11.35              (4.76)             3.92
                                                            ----------       --------           --------          --------
Total income (loss) from investment operations .....            12.27          11.08              (4.96)             3.64
                                                            ----------       --------           --------          --------
Less distributions from net realized gain ..........            (6.47)         (0.37)             (2.31)            (3.89)
                                                            ----------       --------           --------          --------
Net asset value, end of period .....................        $   36.70       $  30.90           $  20.19          $  27.46
                                                            ==========       ========           ========          ========
TOTAL RETURN+ ......................................            39.12 %        55.59 %           (18.88)%           16.38 %
RATIOS TO AVERAGE NET ASSETS:
Expenses ...........................................             1.61 %(3)      1.70 %(3)          1.69 %(3)         1.68 %
Net investment loss ................................            (1.11)%(3)     (1.05)%(3)         (0.98)%(3)        (1.21)%
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ............       $1,056,116       $770,392           $596,834          $877,539
Portfolio turnover rate ............................              184 %          172 %              178 %             154 %



                                                     FOR THE YEAR
                                                         ENDED
                                                      SEPTEMBER 30,
                                                     --------------
                                                          1996
                                                     -------------
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...............    $ 25.54
                                                        --------
Income (loss) from investment operations:
 Net investment loss ...............................      (0.23)
 Net realized and unrealized gain (loss) ...........       4.32
                                                        --------
Total income (loss) from investment operations .....       4.09
                                                        --------
Less distributions from net realized gain ..........      (1.92)
                                                        --------
Net asset value, end of period .....................    $ 27.71
                                                        ========
TOTAL RETURN+ ......................................      17.53 %
RATIOS TO AVERAGE NET ASSETS:
Expenses ...........................................       1.69 %
Net investment loss ................................      (1.03)%
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ............   $799,201
Portfolio turnover rate ............................        149 %

--------------
* Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
FINANCIAL HIGHLIGHTS, continued


                                                              FOR THE SIX
                                                              MONTHS ENDED
                                                             MARCH 31, 2001
                                                       -------------------------
                                                              (unaudited)
CLASS C SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period .................           $ 36.76
                                                                 --------
Income (loss) from investment operations:
 Net investment loss .................................             (0.09)
 Net realized and unrealized gain (loss) .............            (10.89)
                                                                 --------
Total income (loss) from investment operations .......            (10.98)
                                                                 --------
Less distributions from net realized gain ............             (8.14)
                                                                 --------
Net asset value, end of period .......................           $ 17.64
                                                                 ========
TOTAL RETURN+ ........................................            (34.94)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses .............................................              1.67 %(2)(3)
Net investment loss ..................................             (0.69)%(2)(3)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ..............          $ 10,366
Portfolio turnover rate ..............................               120 %(1)



                                                                   FOR THE YEAR ENDED SEPTEMBER 30,
                                                       ---------------------------------------------------------
                                                              2000               1999                1998
                                                       ------------------ ------------------ -------------------
CLASS C SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period .................      $ 30.95           $ 20.19            $ 27.46
                                                            --------           -------            -------
Income (loss) from investment operations:
 Net investment loss .................................        (0.42)            (0.25)             (0.23)
 Net realized and unrealized gain (loss) .............        12.70             11.38              (4.73)
                                                            --------           -------            -------
Total income (loss) from investment operations .......        12.28             11.13              (4.96)
                                                            --------           -------            -------
Less distributions from net realized gain ............        (6.47)            (0.37)             (2.31)
                                                            --------           -------            -------
Net asset value, end of period .......................      $ 36.76           $ 30.95            $ 20.19
                                                            ========           =======            =======
TOTAL RETURN+ ........................................        39.09 %           55.84 %           (18.88)%
RATIOS TO AVERAGE NET ASSETS:
Expenses .............................................         1.61 %(3)         1.58 %(3)          1.69 %(3)
Net investment loss ..................................        (1.11)%(3)        (0.93)%(3)         (0.98)%(3)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ..............     $ 17,007           $ 4,728            $ 2,185
Portfolio turnover rate ..............................          184 %             172 %              178 %



                                                          FOR THE PERIOD
                                                          JULY 28, 1997*
                                                             THROUGH
                                                        SEPTEMBER 30, 1997
                                                       -------------------
CLASS C SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period .................      $ 24.62
                                                            --------
Income (loss) from investment operations:
 Net investment loss .................................        (0.05)
 Net realized and unrealized gain (loss) .............         2.89
                                                            --------
Total income (loss) from investment operations .......         2.84
                                                            --------
Less distributions from net realized gain ............            -
                                                            --------
Net asset value, end of period .......................      $ 27.46
                                                            ========
TOTAL RETURN+ ........................................        11.54 %(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses .............................................         1.71 %(2)
Net investment loss ..................................        (1.19)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ..............     $  1,066
Portfolio turnover rate ..............................          154 %

--------------

*    The date shares were first issued.

++ The per share amounts were computed using an average number of shares outstanding during the period.

+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
FINANCIAL HIGHLIGHTS, continued


                                                                                    FOR THE YEAR ENDED SEPTEMBER 30,
                                                                           ---------------------------------------------------
                                                           FOR THE SIX
                                                           MONTHS ENDED
                                                          MARCH 31, 2001          2000               1999             1998
                                                       ------------------- ------------------ ------------------ -------------
                                                           (unaudited)
CLASS D SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period .................      $ 38.07            $  31.60           $ 20.44        $ 27.51
                                                            --------            --------           -------        -------
Income (loss) from investment operations:
 Net investment income (loss) ........................         0.03                0.03             (0.01)          0.01
 Net realized and unrealized gain (loss) .............       (11.37)              12.91             11.54          (4.77)
                                                            --------            --------           -------        -------
Total income (loss) from investment operations .......       (11.34)              12.94             11.53          (4.76)
                                                            --------            --------           -------        -------
Less distributions from net realized gain ............        (8.14)              (6.47)            (0.37)         (2.31)
                                                            --------            --------           -------        -------
Net asset value, end of period .......................      $ 18.59            $  38.07           $ 31.60        $ 20.44
                                                            ========            ========           =======        =======
TOTAL RETURN+ ........................................       (34.65)%(1)          40.53 %           57.14 %       (18.05)%
RATIOS TO AVERAGE NET ASSETS:
Expenses .............................................         0.67 %(2)(3)        0.61 %(3)         0.70 %(3)      0.69 %(3)
Net investment income (loss) .........................         0.31 %(2)(3)       (0.11)%(3)        (0.05)%(3)      0.02 %(3)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ..............     $ 56,810             $ 66,696          $ 6,625        $ 3,291
Portfolio turnover rate ..............................          120 %(1)            184 %             172 %          178 %



                                                          FOR THE PERIOD
                                                          JULY 28, 1997*
                                                             THROUGH
                                                        SEPTEMBER 30, 1997
                                                       -------------------
CLASS D SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period .................      $24.62
                                                            -------
Income (loss) from investment operations:
 Net investment income (loss) ........................       (0.01)
 Net realized and unrealized gain (loss) .............        2.90
                                                            -------
Total income (loss) from investment operations .......        2.89
                                                            -------
Less distributions from net realized gain ............          -
                                                            -------
Net asset value, end of period .......................      $27.51
                                                            =======
TOTAL RETURN+ ........................................       11.74 %(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses .............................................        0.70 %(2)
Net investment income (loss) .........................       (0.20)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ..............      $   22
Portfolio turnover rate ..............................         154 %

--------------
*    The date shares were first issued.
++ The per share amount were computed using an average number of shares outstanding during the period.
+ Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

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













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



TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L Schroeder

OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer
Mitchell M. Merin
President
Barry Fink
Vice President, Secretary and General Counsel
Arden C. Armstrong
Vice President
John Roscoe
Vice President
Thomas F. Caloia
Treasurer

TRANSFER AGENT
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048


The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Dean Witter Distributors Inc., member NASD.




MORGAN STANLEY
DEAN WITTER
DEVELOPING GROWTH
SECURITIES TRUST



[GRAPHIC OMITTED]


Semiannual Report
March 31, 2001